Short-Term Investments - Summary of Short-Term Investments (Parenthetical) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short Term Investments [Line Items]
Short-term investments	R$ 2,520,648	R$ 1,025,845
Exclusive Investment Fund [Member]
Short Term Investments [Line Items]
Average rate of remuneration for shor-term investments	100.00%
Certificate of Bank Deposits [Member]
Short Term Investments [Line Items]
Average rate of remuneration for shor-term investments	100.00%	106.90%
Crer Para Ver [Member]
Short Term Investments [Line Items]
Short-term investments	R$ 57,609	R$ 38,018
Treasury Bills [Member]
Short Term Investments [Line Items]
Average rate of remuneration for shor-term investments	136.61%	106.00%
Government Bonds LFT [Member]
Short Term Investments [Line Items]
Average rate of remuneration for shor-term investments	105.90%	100.40%